Item G.1.a.ii. Provision of financial support
During the year ended October 31, 2022,
NFA agreed to make contributions to the
Funds to offset capital losses incurred
by the Funds on the sale of certain securities.
The contributions to the Funds were as follows:
Fund	                                         Amount
Investor Destinations Aggressive	       $352,223
Investor Destinations Moderately Aggressive	416,029
Investor Destinations Moderate	                237,709
Investor Destinations Moderately Conservative	 82,930
Investor Destinations Conservative	         95,348